Equity Incentive Plan (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Equity Incentive Plan [Abstract]
Stock based compensation cost	$ 1,769,877	$ 2,617,519
Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Number of shares authorized for issuance (in shares)	0
Remaining unrecognized compensation cost for shares granted	$ 2,308,971
Recognition period	2 years
Number of Restricted Shares [Roll Forward]
Non-vested, beginning balance (in shares)	1,440,000
Vested (in shares)	(260,000)
Non-vested, ending balance (in shares)	1,180,000
Weighted Average Grant Date Fair Value Per Non-vested Share [Roll Forward]
Non-vested, beginning balance (in dollars per share)	$ 5.14
Vested (in dollars per share)	4.52
Non-vested, ending balance (in dollars per share)	$ 5.27
Equity Incentive Plan [Member] | Restricted Stock [Member] | General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock based compensation cost	$ 1,769,877	$ 2,617,519